Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Measurement of fair values
Liabilities at beginning of period	$ 470,820
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Liabilities at end of period	420,366	$ 470,820
Share warrant obligation
Measurement of fair values
Liabilities at beginning of period	13,035	22,029
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	(11,757)	(8,994)
Liabilities at end of period	1,278	13,035
Put option liability
Measurement of fair values
Liabilities at beginning of period	27,475
Initial recognition		23,309
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	1,520	4,166
Liabilities at end of period	28,995	27,475
Other non-current liabilities
Measurement of fair values
Liabilities at beginning of period	577
Initial recognition		2,555
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	$ (577)	(1,978)
Liabilities at end of period		$ 577